4. Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
4. Convertible Notes

4. Convertible Notes

Reporting Period-2014:

During the period ended June 30, 2014, we received proceeds of $2,095,000 and recorded $500,000 in subscription receivable from the sale of shares of common stock to approximately 40 investors at a subscription price of $0.40 per share, which resulted in the issuance of 6,437,500 shares on a post-reverse basis, following the implementation of a 1:100 reverse split. The shares, all of which were restricted, were issued as part of a Private Placement of 10,000,000 shares. The corporate action involving the1:100 reverse split also involved the Company's redomicile from New Jersey to Delaware, both of which became effective in August 2014. In addition, 253,080 shares previously issued to former related parties were returned and cancelled.

We were obligated to issue 5,015,062 shares of our common stock, valued at $9,196,023, in connection with the debt settlement with the note holders and their subsequent conversion of $113,501 in principal amount of notes plus accrued interest of $25,672. The terms of the settlement agreements with the note holders in connection with their conversion included: (i) the note holders agreement to pay the Company an additional $20,000, which sum is carried in the equity section as a subscription receivable until paid; and (ii) their agreement to return some pre-split shares. In connection with the debt settlement with the note holders, more shares were issued upon conversion than provided for under the terms of the notes and the number of shares issued were not adjusted for the 1 for 100 reverse split. As a result, a $9,036,850 loss was recognized.

We were also obligated to issue 7,391,600 shares of our common stock in connection with the conversion of $71,545 in principal amount of a note due to a related party plus accrued interest of $2,142. The number of shares issued in connection with this conversion was also not adjusted for the 1 for 100 reverse split and, as a result, a $14,672,493 loss was recognized.

The above-referenced conversions at terms not consistent with the terms of the notes and without adjustment for the 1 for 100 reverse split resulted in the recognition of $23,709,343 in loss on settlement of debt expenses.

At June 30, 2014, all notes had been converted into 12,407,662 shares of common stock.

4. Convertible Notes

Reporting Period 2014:

During the period ended June 30, 2014, we received proceeds of $2,095,000 and recorded $500,000 in subscription receivable from the sale of shares of common stock to approximately 40 investors at a subscription price of $0.40 per share, which resulted in the issuance of 6,437,500 shares on a post-reverse basis, following the implementation of a 1:100 reverse split. The shares, all of which were restricted, were issued as part of a Private Placement of 10,000,000 shares. The corporate action involving the1:100 reverse split also involved the Company's redomicile from New Jersey to Delaware, both of which became effective in August 2014. In addition, 253,080 shares previously issued to former related parties were returned and cancelled.

We were obligated to issue 5,015,062 shares of our common stock, valued at $9,196,023, in connection with the debt settlement with the note holders and their subsequent conversion of $113,501 in principal amount of notes plus accrued interest of $25,672. The terms of the settlement agreements with the note holders in connection with their conversion included: (i) the note holders agreement to pay the Company an additional $20,000, which sum is carried in the equity section as a subscription receivable until paid; and (ii) their agreement to return some pre-split shares. In connection with the debt settlement with the note holders, more shares were issued upon conversion than provided for under the terms of the notes and the number of shares issued were not adjusted for the 1 for 100 reverse split. As a result, a $9,036,850 loss was recognized.

We were also obligated to issue 7,391,600 shares of our common stock in connection with the conversion of $71,545 in principal amount of a note due to a related party plus accrued interest of $2,142. The number of shares issued in connection with this conversion was also not adjusted for the 1 for 100 reverse split and, as a result, a $14,672,493 loss was recognized.

The above-referenced conversions at terms not consistent with the terms of the notes and without adjustment for the 1 for 100 reverse split resulted in the recognition of $23,709,343 in loss on settlement of debt expenses.

At June 30, 2014, all notes had been converted into 12,407,662 shares of common stock.

Reporting Period 2013:

During 2013, the Company signed a series of twelve new unsecured promissory notes for an aggregate of $128,920 to related parties. One note for $71,545 is due to current officer/director of the company. The notes bear interest at 15% per annum and are due approximately one year from the date of issuance. The maturity dates range from February 5, 2014 to December 31, 2014 with all amounts recorded as current liabilities. The notes have conversion rights that allow the holder of the note to convert the principal balance into the Company's common stock at the lender's sole discretion at $0.0035 per share except for the officer/director note of $71,545 which is convertible at $0.0001 per share.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (BCF) exists because the effective conversion price was less than the quoted market price at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method as stipulated in ASC 470. The BCF of $128,920 has been recorded as a discount to the 2013 notes payable and a corresponding entry to Additional Paid-in Capital. The aggregate discount arising from the BCF on the 2012 and 2013 notes is $185,046.

For the year ended December 31, 2013 the Company has recognized $19,802 in accrued interest expense related to all convertible notes and has amortized $57,901 of the beneficial conversion feature which has also been recorded as interest expense. The aggregate carrying value of convertible notes is as follows:

	December 31, 2014	December 31, 2013
Face amount of the notes	-	$185,046
Less unamortized discount	-	(91,066)
Carrying Value	-	$93,980